Munder Growth Opportunities Fund (Prospectus Summary) | Munder Growth Opportunities Fund
Munder Growth Opportunities Fund
INVESTMENT OBJECTIVE
The Fund's investment objective is to provide long-term capital appreciation.

FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the

Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Applicable Sales

Charges" on page 9 of the Fund's Prospectus and the section entitled "Additional

Purchase, Redemption, Exchange and Conversion Information" on page 58 of the

Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Munder Growth Opportunities Fund	Class A Shares		Class B Shares		Class C Shares		Class R Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	[1]	none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	[2]	5.00%	[3]	1.00%	[4]	none	none
[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
[4]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder Growth Opportunities Fund		Class A Shares	Class B Shares	Class C Shares	Class R Shares		Class Y Shares
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	[2]	none
Other Expenses		0.88%	0.89%	0.88%	0.86%		0.90%
Total Annual Fund Operating Expenses	[1]	1.88%	2.64%	2.63%	2.11%		1.65%
[1]	The expense information has been restated to reflect the Management Fees effective March 1, 2011.
[2]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest

$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Munder Growth Opportunities Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares
Expense Example, With Redemption, 1 Year	730	767	366	214	168
Expense Example, With Redemption, 3 Years	1,108	1,120	817	661	520
Expense Example, With Redemption, 5 Years	1,510	1,599	1,394	1,134	896
Expense Example, With Redemption, 10 Years	2,630	2,787	2,963	2,442	1,953

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Munder Growth Opportunities Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares
Expense Example, No Redemption, 1 Year	730	267	266	214	168
Expense Example, No Redemption, 3 Years	1,108	820	817	661	520
Expense Example, No Redemption, 5 Years	1,510	1,399	1,394	1,134	896
Expense Example, No Redemption, 10 Years	2,630	2,787	2,963	2,442	1,953

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues long-term capital appreciation in the Fund by identifying secular growth trends and investing in equity securities (i.e., common stocks,

preferred stocks, depositary receipts, convertible securities and rights and warrants) of companies the advisor believes will benefit from these trends.

In selecting individual securities for the Fund, the advisor employs a bottom-up analysis, which involves a thorough review of a company's products and services,

competitive positioning, balance sheet and financial stability.  In addition, in selecting securities for the Fund, the advisor attempts to identify and evaluate underlying growth drivers for each company and to arrive at a projected fair value for the company's equity securities.

The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development,

manufacturing or distribution of products, processes or services for use with

Internet-related businesses.  As a result of the foregoing policy, the Fund is expected to have a significant portion of its assets invested in companies in the information technology sector.

In addition, as a result of the Fund's focus on secular growth trends, a significant portion of the Fund's assets may be invested in other sectors,

industries and types of companies that the advisor believes have significant growth opportunities and exhibit attractive long-term growth characteristics.

Although the Fund will be invested primarily in domestic securities, up to 25%

of the Fund's assets may be invested in foreign securities, including emerging market country securities. There is no limit on the market capitalization in which the Fund may invest; therefore, the Fund's investments may include small-,

mid- and large-capitalization companies.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Sector/Industry Concentration Risk

A significant amount of the Fund's assets is likely to be invested in the information technology sector. When the Fund focuses its investments in a sector or industry, it is particularly susceptible to the impact of market, economic,

political, regulatory and other factors affecting that sector or industry.

Additionally, the Fund's performance may be more volatile when the Fund's investments are concentrated in a particular sector or industry.

Information Technology Sector Investing Risk

Information technology companies tend to significantly rely on technological events or advances in their product development, production or operations.  The value of these companies, therefore, is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Further,

information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Internet-Related Investing Risk

Internet-related companies are primarily companies within the information technology sector and, therefore, are subject to the risks associated with investing in that sector.  The value of Internet-related companies in other economic sectors (e.g., the Internet & catalog retail industry) is also susceptible to changes in factors affecting competition, such as the overall health of the economy, consumer confidence and spending, changes in demographics and consumer tastes, and interest rates.

Smaller Company Stock Risk

Small or medium-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of small or medium-sized companies tend to be more volatile than those of larger companies and small or medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects.  Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk

Foreign securities, particularly those from emerging market countries, tend to be more volatile and less liquid than U.S. securities.  Further, foreign securities may be subject to additional risks not associated with investment in

U.S. securities due to differences in the economic and political environment,

the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic unrest or instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of two broad-based securities market indices. When you consider this information,

please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com,

or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

TOTAL RETURN (%) per calendar year

YTD through 9/30/11: -12.63%

Best Quarter:         39.17%   (quarter ended 12/31/01)

Worst Quarter:       -47.53%   (quarter ended 9/30/01)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2010 (including maximum sales charges)
Average Annual Total Returns Munder Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary	Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Inception Date Quaternary
Class A Shares	CLASS A Return Before Taxes	12.78%	4.99%	(2.72%)	8.44%	Aug. 19, 1996
Class B Shares	CLASS B Return Before Taxes	13.48%	5.06%	(2.76%)	3.66%	Jun. 01, 1998
Class C Shares	CLASS C Return Before Taxes	17.47%	5.39%	(2.90%)	2.59%	Nov. 03, 1998
Class R Shares	CLASS R Return Before Taxes	19.01%	5.90%		8.98%	Jul. 29, 2004
Class Y Shares	CLASS Y Return Before Taxes	19.63%	6.44%	(1.94%)	4.43%	Jun. 01, 1998
Class Y Shares After Taxes on Distributions	CLASS Y Return After Taxes on Distributions	19.63%	6.44%	(1.94%)	4.37%	Jun. 01, 1998
Class Y Shares After Taxes on Distributions and Sales	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares	12.76%	5.57%	(1.62%)	3.87%	Jun. 01, 1998
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%	1.89%	Jun. 01, 1998	5.42%	Sep. 01, 1996	1.61%	Nov. 01, 1998	5.24%	Aug. 01, 2004
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	2.93%	Jun. 01, 1998	6.56%	Sep. 01, 1996	2.92%	Nov. 01, 1998	4.20%	Aug. 01, 2004

The index returns from inception for Class Y, A, B, C and R shares are as of

6/1/98, 9/1/96, 6/1/98, 11/1/98 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares,

which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as

401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C and R shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.